Expenses by Nature (Tables)	12 Months Ended
Mar. 31, 2020
Expense By Nature [Abstract]
Disclosure of Detailed Information About Expenses by Nature Explanatory

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Employee benefit costs	7,168	6,468	6,034
Depreciation and amortization charges (Refer to Note 2.7, 2.8 and 2.9)	407	287	289
Travelling costs	382	348	310
Cost of technical sub-contractors	945	860	666
Cost of software packages for own use	146	133	138
Third party items bought for service delivery to clients	235	231	152
Operating lease payments	—	83	82
Consultancy and professional charges	187	189	162
Communication costs	74	67	76
Repairs and maintenance	222	188	174
Rates and Taxes	27	27	25
Provision for post-sales client support	—	—	22
Power and fuel	32	32	32
Commission to non-whole time directors	1	1	1
Branding and marketing expenses	74	69	47
Impairment loss recognized/(reversed) under expected credit loss model	24	35	11
Insurance charges	13	10	9
Contribution towards Corporate Social Responsibility	54	38	24
Short-term leases (Refer to note 2.8)	13	—	—
Others	52	37	26
Total cost of sales, selling and marketing expenses and administrative expenses	10,056	9,103	8,280